UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:     811-21443

          BlackRock Dividend Achievers(TM) Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Dividend Achievers(TM) Trust

40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:     888-825-2257

Date of fiscal year end:     October 31, 2006
Date of reporting period:     July 31, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2006

BlackRock Dividend Achievers Trust (BDV)

Shares	Description	Value

	LONG-TERM INVESTMENTS—99.5%
	Common Stocks—99.5%
	Aerospace & Defense—0.3%
34,300	United Technologies Corp.	$ 2,133,117

	Automotive—0.7%
142,900	Genuine Parts Co.	5,950,356

	Basic Materials—1.7%
69,300	PPG Industries, Inc.	4,264,722
225,500	RPM Intl., Inc.	4,225,870
167,000	Sonoco Products Co.	5,432,510

	Total Basic Materials	13,923,102

	Conglomerates—3.6%
914,100	General Electric Co.	29,881,929

	Consumer Products—14.3%
503,300	Altria Group, Inc.	40,248,901
97,700	Anheuser-Busch Co., Inc.	4,704,255
481,900	Coca-Cola Co.	21,444,550
427,000	ConAgra Foods, Inc.	9,180,500
48,200	Home Depot, Inc.	1,673,022
186,200	Kimberly-Clark Corp.	11,367,510
172,500	McDonald’s Corp.	6,104,775
72,000	Procter & Gamble Co.	4,046,400
524,400	Sara Lee Corp.	8,862,360
48,300	Stanley Works	2,191,371
154,000	Universal Corp.	5,439,280
79,400	Wal-Mart Stores, Inc.	3,533,300

	Total Consumer Products	118,796,224

	Energy—14.4%
120,000	Atmos Energy Corp.	3,452,400
582,900	Chevron Corp.	38,343,162
357,500	Consolidated Edison, Inc.	16,756,025
363,000	Exxon Mobil Corp.	24,589,620
93,200	National Fuel Gas Co.	3,461,448
42,900	Peoples Energy Corp.	1,810,809
199,700	Pinnacle West Capital Corp.	8,589,097
339,300	Progress Energy, Inc.	14,776,515
104,100	Vectren Corp.	2,895,021
67,600	WGL Holdings, Inc.	2,030,028
56,900	WPS Resources Corp.	2,934,333

	Total Energy	119,638,458

	Financial Institutions—39.1%
75,000	Allstate Corp.	4,261,500
60,000	American Intl. Group	3,640,200
582,300	AmSouth Bancorp	16,688,718
135,600	Arthur J. Gallagher & Co.	3,684,252
844,035	Bank of America Corp.	43,493,123
429,600	BB&T Corp.	18,038,904
766,300	Citigroup, Inc.	37,019,953
281,400	Comerica, Inc.	16,475,970
346,000	Fifth Third Bancorp	13,196,440
151,400	First Commonwealth Financial Corp.	1,966,686
52,600	FirstMerit Corp.	1,152,992
123,500	FNB Corp.	2,042,690
41,200	Franklin Resources, Inc.	3,767,740
61,000	Freddie Mac	3,529,460
561,100	KeyCorp	20,704,590
99,500	Lincoln National Corp.	5,639,660
783,800	National City Corp.	28,216,800
432,000	North Fork Bancorporation, Inc.	12,238,560
100,000	Popular, Inc.	1,799,000
168,000	SunTrust Bank, Inc.	13,250,160

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BlackRock Dividend Achievers Trust (BDV) (continued)

Shares	Description	Value

	Financial Institutions—(cont’d)
138,000	T. Rowe Price Group, Inc.	$ 5,700,780
73,437	TD Banknorth, Inc.	2,129,673
102,642	Valley National Bancorp	2,665,613
663,700	Washington Mutual, Inc.	29,667,390
469,700	Wells Fargo & Co.	33,978,098

	Total Financial Institutions	324,948,952

	Health Care—12.8%
174,100	Abbott Laboratories	8,316,757
315,400	Eli Lilly & Co.	17,905,258
257,500	Johnson & Johnson	16,106,625
775,200	Merck & Co., Inc.	31,217,304
1,258,000	Pfizer, Inc.	32,695,420

	Total Health Care	106,241,364

	Industrials—1.4%
77,100	3M Co.	5,427,840
27,800	Caterpillar, Inc.	1,970,186
27,900	Emerson Electric Co.	2,201,868
207,200	ServiceMaster Co.	2,132,088

	Total Industrials	11,731,982

	Real Estate—4.4%
119,200	General Growth Properties, Inc. (REIT)	5,440,288
184,400	Health Care Property Investors, Inc. (REIT)	5,056,248
55,000	Healthcare Realty Trust, Inc. (REIT)	1,819,950
97,000	Home Properties, Inc. (REIT)	5,410,660
94,000	Lexington Corporate Properties Trust (REIT)	1,872,480
102,000	Liberty Property Trust (REIT)	4,778,700
89,200	National Retail Properties, Inc. (REIT)	1,858,928
85,900	Realty Income Corp. (REIT)	1,965,392
58,300	Sun Communities, Inc. (REIT)	1,860,936
167,400	United Dominion Realty Trust, Inc. (REIT)	4,662,090
57,800	Universal Health Realty Income Trust (REIT)	1,881,390

	Total Real Estate	36,607,062

	Technology—1.4%
50,100	Intl. Business Machines Corp.	3,878,241
184,000	Pitney Bowes, Inc.	7,602,880

	Total Technology	11,481,121

	Telecommunications—5.4%
63,000	Alltel Corp.	3,475,710
1,360,000	AT&T, Inc.	40,786,400
65,137	Windstream Corp.	816,167

	Total Telecommunications	45,078,277

	Total Common Stocks (cost $746,834,105)	826,411,944

	MONEY MARKET FUND—0.3%
2,695,282	Fidelity Institutional Money Market Prime Portfolio (cost $2,695,282)	2,695,282

	Total investments—99.8% (cost $749,529,3871)	$829,107,226
	Other assets in excess of liabilities—0.2%	1,390,997

	Net Assets—100.0%	$830,498,223

[1]	Cost for Federal income tax purposes is $749,037,371. The net unrealized appreciation on a tax basis is $80,069,855, consisting of $96,907,357 gross unrealized appreciation and $16,837,502 gross unrealized depreciation.

A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS

REIT — Real Estate Investment Trust

2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Dividend Achievers(TM) Trust

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: September 27, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: September 27, 2006

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: September 27, 2006